Allocation Moderate Portfolio (Prospectus Summary): | Allocation Moderate Portfolio
Allocation Moderate Portfolio.

Supplement to the Statutory Prospectus Dated July 28, 2011

(as supplemented January 10, 2012)

In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 65% S&P 500® Index and 35% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities.

The performance table is deleted and replaced with the following:
Average Annual Total Returns Allocation Moderate Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3	Class 3 Shares	11.76%	3.38%	3.84%	Feb. 14, 2005
S&P 500® Index	S&P 500® Index	15.06%	2.29%	2.83%	Feb. 14, 2005
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%	Feb. 14, 2005
New Blended Index	New Blended Index	12.13%	4.08%	4.12%	Feb. 14, 2005
Prior Blended Index	Prior Blended Index	12.53%	3.88%	3.98%	Feb. 14, 2005